CASH RESTRICTED FOR USE	12 Months Ended
Dec. 31, 2020
Disclosure Of Additional Information [Abstract]
CASH RESTRICTED FOR USE	CASH RESTRICTED FOR USE

	US Dollars
Figures in millions	2020	2019	2018

Non-current	31	31	35

Current
Cash restricted by prudential solvency requirements and other	24	27	24
Cash balances held by the Tropicana - joint operation	18	6	7
	42	33	31
Total cash restricted for use (note 35 and 36)	73	64	66